Condensed Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Profit after tax	£ 858	£ 760
Movement in fair value reserve (debt instruments):
- Change in fair value	(12)	(171)
- Income statement transfers	8	162
- Taxation	1	4
Other comprehensive income, fair value reserve (debt instruments)	(3)	(5)
Cash flow hedges:
- Effective portion of changes in fair value	(1,262)	729
- Income statement transfers	1,190	(1,807)
- Taxation	20	299
Other comprehensive income, cash flow hedges, total	(52)	(779)
Net other comprehensive expense that may be reclassified to profit or loss subsequently	(55)	(784)
Pension remeasurement:
- Change in fair value	(160)	326
- Taxation	45	(26)
Pension remeasurement, total	(115)	300
Own credit adjustment:
- Change in fair value	(7)	29
- Taxation	2	(9)
Own credit adjustment, total	(5)	20
Net other comprehensive (expense)/income that will not be reclassified to profit or loss subsequently	(120)	320
Total other comprehensive expense net of tax	(175)	(464)
Total comprehensive income	683	296
Attributable to:
Equity holders of the parent	683	279
Non-controlling interests	0	17
Total comprehensive income	£ 683	£ 296